CONDENSED CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 116,192	$ 57,846	$ 200,681	$ 105,090	$ 239,056	$ 146,234
Cost of revenue	62,240	37,441	111,323	68,081	145,350	93,558
Gross profit	53,952	20,405	89,358	37,009	93,706	52,676
Operating expenses:
Research and development	21,839	8,820	37,253	16,723	38,645	28,471
Sales, general and administrative	8,649	2,932	12,703	5,055	13,124	6,615
Loss on disposal of property and equipment					0	108
Total operating expenses	30,488	11,752	49,956	21,778	51,769	35,194
Income from operations	23,464	8,653	39,402	15,231	41,937	17,482
Other (expense) income:
Interest income (expense), net	20	(84)	28	(132)	(135)	(390)
Change in fair value of preferred stock warrant liability	(3,609)	(1,061)	(3,361)	(1,443)	(2,154)	(483)
Other (expense) income	(58)	(85)	(78)	167	157	(156)
Total other expense, net	(3,647)	(1,230)	(3,411)	(1,408)	(2,132)	(1,029)
Income before income taxes	19,817	7,423	35,991	13,823	39,805	16,453
Provision (benefit) for income taxes	2,219	2,716	3,796	4,779	(715)	2,933
Net income	17,598	4,707	32,195	9,044	40,520	13,520
Accretion of redeemable convertible preferred stock	(636)	(1,085)	(1,722)	(2,159)	(4,353)	(4,373)
Undistributed earnings attributable to participating securities	(6,455)	(2,868)	(17,467)	(5,466)	(28,570)	(7,419)
Net income attributable to common stockholders - basic and diluted	$ 10,507	$ 754	$ 13,006	$ 1,419	$ 7,597	$ 1,728
Net income per share attributable to common stockholders:
Basic	$ 0.51	$ 0.12	$ 0.95	$ 0.23	$ 1.18	$ 0.31
Diluted	$ 0.43	$ 0.09	$ 0.77	$ 0.18	$ 0.91	$ 0.23
Weighted-average shares used to compute net income per share attributable to common stockholders:
Basic	20,760	6,363	13,751	6,274	6,429	5,629
Diluted	24,373	8,063	16,927	7,973	8,311	7,447